Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 46,637	$ 1,309
Restricted cash	490	565
Total cash, cash equivalents, and restricted cash	$ 47,127	$ 1,874	$ 3,612